The Prudential Insurance Company of America                   Jordan K. Thomsen
Vice President, Corporate Counsel
The Prudential Insurance Company of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 for the Prudential Variable Contract Real Property Account, Registration No. 333-202192

Ladies and Gentlemen:

Submitted herewith for filing electronically is a pre-effective amendment to our registration statement on Form S-1 (File#: 333-202192), which is being filed for the sole purpose of registering additional securities under variable life and variable annuity contracts. The prospectus now incorporates by reference the Prudential Variable Contract Real Property Account Annual Statement filed on Form 10-K for the period ended December 31, 2014.

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced pre-effective amendment effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.   The Registrant may not assert the fact of the Staff's acceleration as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against it.

If you have any questions, please contact me at (973) 802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen                              4/1/2015
Jordan K. Thomsen                           Date
The Prudential Insurance Company of America

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